UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157

Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.2%

Principal Amount (000’s omitted)	Security	Value
Education — 11.5%
$2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$2,521,005
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	503,170
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,893,438
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,003,520
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,509,100
		$11,430,233
Electric Utilities — 2.3%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,335,575
		$2,335,575
General Obligations — 13.0%
$3,000	California, 5.50%, 3/1/26	$3,175,200
3,500	California, 5.50%, 11/1/33	3,570,630
1,610	California, (AMT), 5.05%, 12/1/36	1,436,506
4,780	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37 (1)	4,727,994
		$12,910,330
Health Care-Miscellaneous — 0.3%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$282,681
		$282,681
Hospital — 29.3%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,001,040
2,435	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,328,639
3,100	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	2,937,529
870	California Health Facilities Financing Authority, (Sutter Health), Variable Rate, 14.48%, 11/15/46 (2) (3)	781,886
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	756,360
500	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	499,330
670	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	663,501
335	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	333,821
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,643,341
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,666,507
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,662,193
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,765,977
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,520,160
1,500	Duarte, (City of Hope), 5.25%, 4/1/24	1,500,930
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	412,932
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,004,240
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,126,238
2,000	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,965,040
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,591,155
		$29,160,819

Housing — 2.6%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,419,425
735	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	739,761
426	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	425,062
		$2,584,248
Industrial Development Revenue — 1.6%
$2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), 4.80%, 9/1/46	$1,624,900
		$1,624,900
Insured-Education — 6.3%
$3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	$3,311,856
3,000	California State University, (AMBAC), 5.00%, 11/1/33	2,982,780
		$6,294,636
Insured-Electric Utilities — 9.1%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$2,528,925
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,107,780
3,625	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,434,216
		$9,070,921
Insured-Escrowed/Prerefunded — 4.4%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,212,312
1,995	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	2,131,611
		$4,343,923
Insured-General Obligations — 14.7%
$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	$1,702,120
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,105,166
2,500	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27 (2) (3)	2,968,550
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (1)	5,415,072
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,432,174
		$14,623,082
Insured-Hospital — 12.9%
$3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (4)	$3,224,320
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41 (1)	745,223
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38 (1)	4,968,750
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	3,853,051
		$12,791,344
Insured-Lease Revenue/Certificates of Participation — 12.5%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,401,215
10,750	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,438,460
100	San Diego County Water Authority, (FSA), 5.00%, 5/1/38	101,063
3,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38 (1)	3,537,205
		$12,477,943
Insured-Other Revenue — 1.7%
$1,855	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/38	$1,694,505
		$1,694,505
Insured-Special Tax Revenue — 4.0%
$24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$1,775,432
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	553,306
8,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,034,092
5,270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	611,320
		$3,974,150

Insured-Transportation — 7.0%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,488,150
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,275,520
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	768,431
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,432,200
		$6,964,301
Insured-Water and Sewer — 2.4%
$2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	$2,385,315
		$2,385,315
Insured-Water Revenue — 3.2%
$4,400	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	$3,219,436
		$3,219,436
Lease Revenue/Certificates of Participation — 4.4%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,381,120
		$4,381,120
Other Revenue — 2.2%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$382,829
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	569,455
1,420	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,188,739
		$2,141,023
Senior Living/Life Care — 0.7%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$152,759
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	580,286
		$733,045
Special Tax Revenue — 17.6%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,412,415
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	245,573
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	382,205
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,640,275
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	179,278
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	422,765
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,616,155
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,317,606
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	403,246
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	714,900
2,430	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,493,034
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,018,691
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,349,990
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,115,871
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,608
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	500,870
250	Temecula Unified School District, 5.00%, 9/1/27	221,490
400	Temecula Unified School District, 5.00%, 9/1/37	342,172
500	Turlock Public Financing Authority, 5.45%, 9/1/24	476,650
500	Tustin Community Facilities District, 6.00%, 9/1/37	496,935
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	968,440
		$17,569,169

Transportation — 2.6%
$1,500	Los Angeles Department of Airports, (Los Angeles International Airport), 5.375%, 5/15/30	$1,493,205
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,070,960
		$2,564,165
Water and Sewer — 1.9%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,908,926
		$1,908,926
Total Tax-Exempt Investments — 168.2% (identified cost $169,998,520)		$167,465,790
Other Assets, Less Liabilities — (18.0)%		$(17,926,635)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.2)%		$(49,978,638)
Net Assets Applicable to Common Shares — 100.0%		$99,560,517

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Financial Group, Inc.
AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $3,750,436 or 3.8% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	121 U.S. Treasury Bond	Short	$(14,235,983)	$(14,194,812)	$41,171

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$4,250,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008 / September 28, 2038	$(103,305)
Merrill Lynch Capital Services, Inc.	6,825,000	5.065	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(184,837)
Morgan Stanley Capital Services, Inc.	2,575,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008 / September 10, 2038	(247,481)
					$(535,623)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,372,727
Gross unrealized appreciation	$3,489,780
Gross unrealized depreciation	(5,621,717)
Net unrealized depreciation	$(2,131,937)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Valuation Inputs		Investment in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$41,171
Level 2	Other Significant Observable Inputs	167,465,790	(535,623)
Level 3	Significant Unobservable Inputs	—	—
Total		$167,465,790	$(494,452)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of May 31, 2008 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract.  Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008